INTANGIBLE ASSETS AND GOODWILL, NET (Details 2) S/ in Thousands, $ in Thousands	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill | $		$ 1,464,372		$ 1,342,890	$ 1,324,541
Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 138,503	$ 138,503	S/ 150,446
Mibanco [Member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	138,268		145,095
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 235		S/ 5,351